Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Benefit Plans
Retirement and Benefit Plans

The following table presents the pension benefit costs:

	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Service cost	$671	$1,182	$1,342	$2,351
Interest cost	4,650	4,824	9,292	9,667
Expected return on plan assets	(4,916)	(4,847)	(9,782)	(9,691)
Amortization of actuarial loss	2,281	1,958	4,537	3,984
Amortization of prior service costs	22	42	45	83
Net periodic benefit cost	$2,708	$3,159	$5,434	$6,394

In the first six months of 2013, we contributed $10.0 million in cash to the pension plans. For the remainder of 2013, we expect to make less than $1 million in additional cash contributions to the pension plans.

Retirement and Benefit Plans

Our retirement plans consist of noncontributory defined benefit pension plans, including supplemental nonqualified pension plans for certain salaried employees, contributory defined contribution savings plans, a deferred compensation plan, and postretirement benefit plans.

Defined Benefit Plans

Some of our employees are covered by noncontributory defined benefit pension plans. Our defined benefit plan for salaried employees (Salaried Plan) and our nonqualified salaried pension plans were frozen so that no future benefits have accrued since December 31, 2009.

In September 2012, we amended Plan A (Plan A), one of our defined benefit pension plans. The amendment affected certain union hourly employees of Plan A by closing participation and freezing future benefits to that group after December 31, 2012. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service determined as of December 31, 2012). In connection with this amendment, we recognized a $0.3 million noncash curtailment loss during the year ended December 31, 2012. As a result, only certain hourly employees in Plan A continue to accrue benefits after December 31, 2012.

On November 9, 2011, we amended our defined benefit pension plan for hourly employees of Plan B (Plan B) to freeze Plan B so that no future benefits accrue after December 31, 2011. The benefit for hourly employees is generally based on a fixed amount per year of service (years of service for Plan B participants determined as of December 31, 2011). In connection with this amendment, we recognized a $0.1 million noncash curtailment loss during the year ended December 31, 2011. Also, in connection with the Plan B amendment, Plan B was merged into the Salaried Plan to simplify administration of the plans, effective January 1, 2012.

Defined Contribution Plans

We sponsor contributory defined contribution savings plans for most of our salaried and hourly employees, and we generally provide company contributions to the savings plans. Due to poor business conditions, we suspended the company match for salaried employees for the period of April 1, 2009, through February 28, 2010. Since March 1, 2010, we have contributed 4% of each salaried participant's eligible compensation to the plan as a nondiscretionary company contribution. In addition, for the years that a performance target is met, we will contribute an additional amount that will range from 2% to 4% of the employee's eligible compensation, depending on the employee's years of service. Further, the plan allows for an additional discretionary contribution of 1% for achieving a second, higher performance target. Each of these performance targets were met during the year ended December 31, 2012. The company contributions for hourly employees vary by location. Company contributions paid, or to be paid, to our defined contribution savings plans for the years ended December 31, 2012, 2011, and 2010, were $14.3 million, $7.7 million, and $6.7 million, respectively.

Deferred Compensation Plan

We sponsor a deferred compensation plan. In 2008, Congress passed tax legislation that required participants in our deferred compensation plan to recognize income (and therefore be taxed) on their deferrals of income earned in 2009 and beyond and earnings thereon. Deferrals, company match, and interest on contributions made to the plan on or before December 31, 2008, were not affected by the changes. As long as contributions to the plan are taxable under the new legislation, there will be no future contributions to the deferred compensation plan, but participant account balances remaining after the distributions will continue to accrue earnings in accordance with the terms of the plan.

The deferred compensation plan is unfunded; therefore, benefits are paid from our general assets. For the years ended December 31, 2012, 2011, and 2010, we recognized $0.6 million, $0.7 million, and $0.8 million, respectively, of interest expense related to the plan. At December 31, 2012 and 2011, we had $10.9 million and $11.4 million, respectively, of liabilities related to the plan, of which $1.1 million and $1.0 million, respectively, were recorded in "Accrued liabilities, Compensation and benefits" and $9.8 million and $10.4 million, respectively, were recorded in "Other, Compensation and benefits" on our Consolidated Balance Sheets.

Postretirement Benefit Plans

Certain executives participate in our Supplemental Life Plan, which provides them with an insured death benefit during their employment with us. The plan provides the officer with a target death benefit equal to two times his or her base salary while employed and a target postretirement death benefit equal to one times his or her final base salary, in each case less any amount payable under our group term life insurance policy. At both December 31, 2012 and 2011, our benefit obligation related to the Supplemental Life Plan was $0.1 million.

We participate in a multiemployer health and welfare plan that covers medical, dental, and life insurance benefits for certain active employees as well as benefits for retired employees. As of December 31, 2012, approximately 610 of our employees participated in this plan. Per the terms of the representative collective bargaining agreements, we were required to contribute $5.50 per hour per active employee through June 1, 2012. Since June 1, 2012, we are required to contribute $5.00 per hour per active employee. Company contributions to the multiemployer health and welfare plan for the years ended December 31, 2012, 2011, and 2010, were $6.7 million, $6.9 million, and $6.8 million, respectively. After required contributions, we have no further obligation to the plan. The trustees of the plan determine the allocation of benefits between active and retired employees.

Defined Benefit Obligations and Funded Status

The following table, which includes only company-sponsored defined benefit plans, reconciles the beginning and ending balances of our projected benefit obligation and fair value of plan assets. We recognize the underfunded status of our defined pension plans on our Consolidated Balance Sheets. We recognize changes in funded status in the year changes occur through other comprehensive income (loss).

	December 31
	2012	2011
	(thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$470,104	$391,485
Service cost	4,762	5,112
Interest cost	19,234	20,484
Actuarial loss (a)	26,686	67,121
Special termination benefits	—	503
Closure and curtailments	—	224
Benefits paid	(16,102)	(14,825)
Benefit obligation at end of year	504,684	470,104

Change in plan assets
Fair value of plan assets at beginning of year	282,195	281,972
Actual return on plan assets	37,645	1,427
Employer contributions	8,486	13,621
Benefits paid	(16,102)	(14,825)
Fair value of plan assets at end of year	312,224	282,195

Underfunded status	$(192,460)	$(187,909)

Amounts recognized on our Consolidated Balance Sheets
Current liabilities	$(1,271)	$(759)
Noncurrent liabilities	(191,189)	(187,150)
Net liability	$(192,460)	$(187,909)

Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$120,925	$120,125
Prior service cost	304	720
Net loss recognized	$121,229	$120,845
___________________________________

(a)	The actuarial losses were primarily due to decreases in discount rate assumptions.

The accumulated benefit obligation for all defined benefit pension plans was $504.7 million and $470.1 million at December 31, 2012 and 2011, respectively. All of our defined benefit pension plans have accumulated benefit obligations that exceed the fair value of plan assets.

Net Periodic Benefit Cost and Other Comprehensive (Income) Loss

The components of net periodic benefit cost and other amounts recognized in other comprehensive (income) loss are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Service cost	$4,762	$5,112	$4,931
Interest cost	19,234	20,484	20,258
Expected return on plan assets	(19,390)	(17,910)	(18,474)
Amortization of actuarial loss	7,632	2,703	556
Amortization of prior service costs and other	165	175	178
Plan settlement/curtailment expense	250	804	—
Net periodic benefit cost	12,653	11,368	7,449
Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial loss	8,432	83,528	4,048
Amortization of actuarial loss	(7,632)	(2,703)	(556)
Amortization of prior service costs and other	(416)	(175)	(178)
Total recognized in other comprehensive loss	384	80,650	3,314
Total recognized in net periodic cost and other comprehensive loss	$13,037	$92,018	$10,763

In 2013, we estimate net periodic pension expense will be approximately $11 million, including $9.0 million of net actuarial loss and $0.1 million of prior service cost that will be amortized from accumulated other comprehensive loss.

Assumptions

The assumptions used in accounting for our plans are estimates of factors that will determine, among other things, the amount and timing of future contributions. The following table presents the assumptions used in the measurement of our benefit obligations:

	December 31
	2012	2011
Weighted average assumptions
Discount rate	3.75%	4.20%
Rate of compensation increases (a)	—%	—%

The following table presents the assumptions used in the measurement of net periodic benefit cost:

	December 31
	2012	2011	2010
Weighted average assumptions
Discount rate	4.20%	5.35%	5.90%
Expected long-term rate of return on plan assets	6.75%	7.00%	7.25%
Rate of compensation increases (a)	—%	—%	—%

_______________________________________

(a)
In connection with amending the salaried and nonqualified plans on March 18, 2009, to freeze pension benefits effective December 31, 2009, we changed the assumption for the rate of compensation increase to zero. In addition to the salaried benefits being frozen, there are currently no scheduled increases in pension benefit rates applicable to past service in the active plan covering our hourly employees.

Discount Rate Assumption. The discount rate reflects the current rate at which the pension obligations could be settled based on the measurement date of the plans — December 31. In all years presented, the discount rates were determined by matching the expected plan benefit payments against a spot rate yield curve constructed to replicate the yields of Aa-graded corporate bonds.

Asset Return Assumption. We base our expected long-term rate of return on plan assets on a weighted average of our expected returns for the major asset classes (equities, fixed-income securities, a hedge fund, and real estate) in which we invest. The weights we assign each asset class are based on our investment strategy. Expected returns for the asset classes are based on long-term historical returns, inflation expectations, forecasted gross domestic product, earnings growth, and other economic factors. We developed our return assumption based on a review of the fund manager's estimates of future market expectations by broad asset class, actuarial projections, and expected long-term rates of return from external investment managers. The weighted average expected return on plan assets we will use in our calculation of 2013 net periodic benefit cost is 6.50%.

Investment Policies and Strategies

At December 31, 2012, 61% of our pension plan assets were invested in equity securities, 30% in fixed-income securities, 4% in a hedge fund, and 5% in real estate. The general investment objective for all of our plan assets is to optimize growth of the pension plan trust assets, while minimizing the risk of significant losses in order to enable the plans to satisfy their benefit payment obligations over time. The objectives take into account the long-term nature of the benefit obligations, the liquidity needs of the plans, and the expected risk/return trade-offs of the asset classes in which the plans may choose to invest. The Retirement Funds Investment Committee is responsible for establishing and overseeing the implementation of our investment policy. Russell Investments (Russell) oversees the active management of our pension investments through its manager of managers program in order to achieve broad diversification in a cost-effective manner. At December 31, 2012, our investment policy governing our relationship with Russell allocated 34% to large-capitalization U.S. equity securities, 6% to small- and mid-capitalization U.S. equity securities, 20% to international equity securities, 30% to fixed-income securities, 5% to a hedge fund, and 5% to real estate. Our arrangement with Russell allows monthly rebalancing to the policy targets noted above.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk, all of which are subject to change. In addition, our overall investment strategy and related allocations between equity and fixed-income securities may change from time to time based on market conditions, external economic factors, and the funded status of our plans. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term, and such changes could materially affect the reported amounts.

Fair Value Measurements of Plan Assets

The defined benefit plans hold an interest in the Boise Cascade, L.L.C., Master Trust (Master Trust). The assets in the Master Trust are invested in common and collective trusts that hold several mutual funds invested in U.S. equities, international equities, fixed-income securities, and real estate as well as a hedge fund.

The following table sets forth by level, within the fair value hierarchy, the pension plan assets, by major asset category, at fair value at December 31, 2012 and 2011:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$107,902	$—	$107,902
Small- and mid-cap U.S. equity securities (c)	—	17,757	—	17,757
International equity securities (d)	—	66,075	—	66,075
Fixed-income securities (e)	—	91,836		91,836
Hedge fund (f)	—	13,424	—	13,424
Real estate (g)	—	—	14,310	14,310
Total investments at fair value	$—	$296,994	$14,310	311,304
Receivables and accrued expenses, net				920
Fair value of plan assets				$312,224

	December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2) (a)	Significant Unobservable Inputs (Level 3)	Total
	(thousands)
Equity securities
Large-cap U.S. equity securities (b)	$—	$97,533	$—	$97,533
Small- and mid-cap U.S. equity securities (c)	—	17,302	—	17,302
International equity securities (d)	—	56,578	—	56,578
Fixed-income securities (e)	—	83,899		83,899
Hedge fund (f)	—	13,066	—	13,066
Real estate (g)	—	—	13,000	13,000
Total investments at fair value	$—	$268,378	$13,000	281,378
Receivables and accrued expenses, net				817
Fair value of plan assets				$282,195
_______________________________________

(a)
Equity and fixed-income securities represent mutual funds managed by Russell Trust Company. The funds are valued at the net asset value (NAV) provided by Russell Trust Company, the administrator of the funds. The NAV is a practical expedient for fair value and is based on the value of the assets owned by the fund, less liabilities at year-end. While the underlying assets are actively traded on an exchange, the funds are not. We have the ability to redeem these equity and fixed-income securities with a one-day notice.

(b)	Invested in the Russell Equity I Fund. The fund seeks returns that exceed the Russell 1000 Index by investing in large-capitalization stocks of the U.S. stock market.

(c)	Invested in the Russell Equity II Fund. The fund seeks returns that exceed the Russell 2500 Index by investing in the small- and mid-capitalization stocks of the U.S. stock market.

(d)
Invested in the Russell International Fund with Active Currency at December 31, 2012 and 2011, which benchmarks against the Russell Developed ex-U.S. Large Cap Index Net and seeks favorable total returns and additional diversification through investment in non-U.S. equity securities and active currency management. The fund participates primarily in the stock markets of Europe and the Pacific Rim and seeks to opportunistically add value through active investment in foreign currencies. In addition, at December 31, 2012, our investments in this category included the Russell Emerging Market Fund, which benchmarks against the Russell Emerging Markets Index and is designed to maintain a broadly diversified exposure to emerging market countries.

(e)
Invested in the Russell Multi-Manager Bond Fund. The fund seeks to outperform the Barclays Capital U.S. Aggregate Bond Index over a full market cycle. The fund is designed to provide current income and, as a secondary objective, capital appreciation through a variety of diversified strategies, including sector rotation, modest interest rate timing, security selection, and tactical use of high-yield and emerging market bonds.

(f)
The fund seeks to produce high risk-adjusted returns while targeting a low long-term average correlation to traditional markets. The fund invests internationally in a broad range of instruments, including, but not limited to, equities, currencies, convertible securities, futures, forwards, options, swaps, and other derivative products. The fair value of the hedge fund is estimated using the NAV of the investments as a practical expedient for fair value. We have the ability to redeem these investments at NAV within the near term, and they are thus classified within Level 2.

(g)
Invested in the Russell Real Estate Equity Fund. Real estate investments include those in limited partnerships that invest in various domestic commercial and residential real estate projects. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions, and the status of the capital markets, and they are thus classified within Level 3. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the underlying assets means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. We have the ability to redeem the real estate investments with a 110-calendar-day written notice prior to a quarterly trade date.

The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
	(thousands)
Balance, beginning of year	$13,000	$—
Purchases	—	13,000
Unrealized gain	1,310	—
Balance, end of year	$14,310	$13,000

Cash Flows
On July 13, 2012, we contributed company-owned real property with a carrying value of $6.2 million to the pension plans from two locations in our Building Materials Distribution segment. The pension plans obtained independent appraisals of the properties, and based on these appraisals, the plans recorded the contribution at fair value of $9.8 million.

We are leasing back the contributed properties for an initial term of ten years with two five-year extension options and continue to use the properties in our distribution operations. Rent payments are made quarterly, with first-year annual rents of $0.8 million and 2% annual escalation rates thereafter. Each lease provides us a right of first refusal on any subsequent sale by the pension plans, as well as repurchase options at the end of the initial term and extension periods. The plans engaged an independent fiduciary who negotiated the lease terms and also manages the properties on behalf of the plans.

We determined that the contribution of the properties does not meet the accounting definition of a plan asset within the scope of Accounting Standards Codification 715, Compensation — Retirement Benefits. Accordingly, the contributed properties are not considered a contribution for accounting purposes and, as a result, are not included in plan assets and have no impact on the net pension liability recorded on our Consolidated Balance Sheets. We continue to depreciate the carrying value of the properties in our financial statements, and no gain or loss was recognized at the contribution date for accounting purposes. Lease payments are recorded as pension contributions.

Our practice is to fund the pension plans in amounts sufficient to meet the minimum requirements of U.S. federal laws and regulations. Additional discretionary funding may be provided as deemed appropriate. For the years ended December 31, 2012, 2011, and 2010, we made cash contributions to our pension plans totaling $8.5 million, $13.6 million, and $3.9 million, respectively. Cash contributions in 2012 include $0.4 million of lease payments. The total cash and real property contributions satisfied U.S. Department of Labor minimum pension contribution requirements for 2012. We expect to contribute approximately $11 million to our pension plans in 2013, of which $9.3 million was contributed in February 2013.

The following benefit payments are expected to be paid to plan participants. Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the company.

Pension Benefits
(thousands)
2013	$17,918
2014	19,771
2015	21,445
2016	22,809
2017	24,203
Years 2018-2022	136,932

Southeast Operations
Benefit Plans

NOTE 6—Benefit Plans

        Subject to certain restrictions, bargaining unit employees may participate in a multi-employer pension plan provided and administered by the IAM AFL/CIO, for which Moncure provided a contribution. In 2012, Moncure's bargaining unit employees voted to decertify the union. As a result, Moncure has ceased making contributions. The multi-employer plan information is as follows:

Pension Fund	EIN	Pension Protection Act 2012	FIP/RP Status	Contributions in Millions of Dollars 2012	Surcharge Imposed	Expiration Date
IAM National Pension Fund	51-6031295	Green as of March 2012	None	$0.1	No	N/A

        The Parent has a 401(k) plan for non-bargaining unit employees. The Parent is not obligated to make contributions to the plan; however, the plan documents do allow the Parent to make employer contributions to the plan at its discretion. For the year ended December 30, 2012, no employer contributions were made.